Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers	£ 94,840	£ 91,177
Customer accounts	224,991	205,241
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	3,042	2,016
Customer accounts	43,993	34,243
GB
Disclosure of operating segments [line items]
Loans and advances to customers	36,611	37,685
Customer accounts	79,888	74,179
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	140	197
Customer accounts	2,803	4,355
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	25,107	23,529
Customer accounts	52,971	50,297
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	29,648	27,574
Customer accounts	45,144	41,939
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	292	176
Customer accounts	£ 192	£ 228